Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes	The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2023	2022	2021
	£m	£m	£m
Deferred Share Value Plan and Share Value Plan	284	295	256
Others	191	214	216
Total equity settled	475	509	472
Cash settled	4	4	5
Total share-based payments	479	513	477

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2023				2022
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
DSVP and SVP[1,2]	1.49	1.68	1	495,724	1.43	1.61	1	501,454
Others[1]	0.31-1.69	1.43-1.69	0-3	288,755	0.38-1.64	1.59-1.66	0-3	316,534

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP and SVP[1,2]		Others[1,3]
	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2023	2022	2023	2022	2023	2022
Outstanding at beginning of year/acquisition date	501,454	413,859	316,534	335,976	0.97	0.95
Granted in the year	232,479	291,876	198,386	146,203	1.17	1.33
Exercised/released in the year	(196,900)	(178,634)	(193,669)	(133,682)	0.88	1.15
Less: forfeited in the year	(41,309)	(25,647)	(29,424)	(28,789)	1.20	1.01
Less: expired in the year	—	—	(3,072)	(3,174)	1.42	1.23
Outstanding at end of year	495,724	501,454	288,755	316,534	1.06	0.97
Of which exercisable:	—	—	67,967	34,247	0.87	1.19
Notes
1Options/award granted over Barclays PLC shares.
2Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 44,109,518). The weighted average exercise price relates to Sharesave.